Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 21, 2021	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Per unit per share (in Dollars per share)	$ 10
Additional units shares (in Shares)		1,500,000	1,500,000
Share of class A common stock (in Shares)		1	1
Class A common stock exercise price (in Dollars per share)		$ 0.01	$ 0.01
Incurred offering costs		$ 6,061,368	$ 6,061,368
Underwriting fees		1,437,500	1,437,500
Deferred underwriting commissions	$ 3,737,500		3,737,500
Other offering costs		886,368	886,368
IPO [Member]
Initial Public Offering (Details) [Line Items]
Generating gross proceeds	$ 100,000,000
Deferred underwriting commissions		3,737,500
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Generating gross proceeds		$ 15,000,000	$ 15,000,000
Common Class A [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Consummated initial public offering (in Shares)	10,000,000
Common Class A [Member] | Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Class A common stock exercise price (in Dollars per share)		$ 11.5	$ 11.5